Report of Directors Corporate Governance - Single figure of remuneration (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2020 USD ($) shares	Feb. 21, 2020 £ / shares
Disclosure of transactions between related parties [line items]
Percentage of basic salary donated to charitable donations	100.00%
Share price on date of grant (in gbp per share) | £ / shares				£ 4.262
Noel Quinn
Disclosure of transactions between related parties [line items]
Base salary	£ 1,288	£ 1,266
Fixed pay allowance ('FPA')	1,700	1,700
Cash in lieu of pension	129	127
Taxable benefits	95	186
Non-taxable benefits	71	59
Total fixed	3,283	3,338
Annual incentive	1,590	799
Notional returns	22	17
Replacement award	0	0
Total variable	1,612	816
Total fixed and variable	4,895	4,154
Noel Quinn | Pro Forma
Disclosure of transactions between related parties [line items]
Annual incentive | $			$ 1,598,000
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Base salary	751	738
Fixed pay allowance ('FPA')	1,062	950
Cash in lieu of pension	75	74
Taxable benefits	3	12
Non-taxable benefits	42	32
Total fixed	1,933	1,806
Annual incentive	978	450
Notional returns	0	0
Replacement award	754	1,431
Total variable	1,732	1,881
Total fixed and variable	£ 3,665	£ 3,687
Ewen Stevenson | Pro Forma
Disclosure of transactions between related parties [line items]
Annual incentive | $			$ 900,000
2017 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Performance assessment outcome, percentage	56.25%
Replacement awards, period ending 2017 | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Performance assessment outcome, percentage	78.09%
Replacement award (in shares) | shares	313,608
Share price on date of grant (in gbp per share) | £ / shares	£ 6.643
Share price on date when awards ceased to be subject of performance conditions (in gbp per share) | £ / shares	£ 5.845
2018 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Replacement award (in shares) | shares		177,883	177,883
Share price on date of grant (in gbp per share) | £ / shares		£ 6.643
Share price on date when awards ceased to be subject of performance conditions (in gbp per share) | £ / shares		£ 4.240